Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.11%
Brazil: 4.41%
Banco BTG Pactual SA (Financials, Capital markets)	207,893	$2,329,448
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities, Water utilities)	483,588	2,642,531
Construtora Tenda SA (Consumer discretionary, Household durables)	502,096	3,004,167
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	168,047	2,882,006
PRIO SA (Energy, Oil, gas & consumable fuels)†	183,136	2,198,362
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	444,861	2,863,560
WEG SA (Industrials, Electrical equipment)	240,748	2,241,659
		18,161,733
Chile: 0.50%
Banco Itau Chile SA (Financials, Banks)	91,511	2,066,933
China: 22.88%
Airtac International Group (Industrials, Machinery)	67,000	2,713,539
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	883,300	13,455,656
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	251,600	2,532,206
Baidu, Inc. Class A (Communication services, Interactive media & services)†	280,494	3,885,571
China Construction Bank Corp. Class H (Financials, Banks)	6,766,000	7,939,399
China Resources Land Ltd. (Real estate, Real estate management & development)	639,000	2,703,364
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	859,000	2,998,669
Contemporary Amperex Technology Co. Ltd. Class A (Industrials, Electrical equipment)	85,558	5,015,813
H World Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	520,600	2,211,674
Industrial & Commercial Bank of China Ltd. Class H (Financials, Banks)	3,461,000	3,310,749
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	579,678	2,325,875
Jiangxi Copper Co. Ltd. Class H (Materials, Metals & mining)	445,000	2,002,235
Kanzhun Ltd. ADR (Industrials, Professional services)	123,586	2,011,980
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	7,930	1,587,281
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	199,358	2,587,537
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	798,900	2,879,608
Ningbo Joyson Electronic Corp. Class H (Consumer discretionary, Automobile components)	850,600	1,444,074
Ping An Insurance Group Co. of China Ltd. Class A (Financials, Insurance)	369,802	3,003,896
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	90,000	2,118,847
Tencent Holdings Ltd. (Communication services, Interactive media & services)	263,100	16,076,196
Trip.com Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	53,450	2,504,157
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	141,700	2,905,876
Yealink Network Technology Corp. Ltd. Class A (Information technology, Communications equipment)	340,232	1,959,699
Yutong Bus Co. Ltd. Class A (Industrials, Machinery)	379,600	1,811,490
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (Industrials, Machinery)	2,257,000	2,180,058
		94,165,449
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Greece: 0.83%
Piraeus Bank SA (Financials, Banks)†	291,594	$3,401,171
Hong Kong: 0.58%
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	1,379,500	2,372,711
Hungary: 0.93%
OTP Bank Nyrt (Financials, Banks)	12,849	1,903,474
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	52,165	1,943,625
		3,847,099
India: 10.81%
Ashok Leyland Ltd. (Industrials, Machinery)	1,832,314	3,180,322
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	30,471	3,677,688
Bank of Maharashtra (Financials, Banks)	4,275,125	3,550,187
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	98,531	2,034,851
Embassy Office Parks REIT (Real estate, Office REITs)	1,024,046	4,710,947
HDFC Bank Ltd. (Financials, Banks)	242,314	1,897,376
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)	87,594	2,004,358
Indus Towers Ltd. (Communication services, Diversified telecommunication services)†	471,927	1,943,019
Infosys Ltd. (Information technology, IT services)	131,899	1,566,557
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	3,526,245	2,908,176
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	260,335	3,167,132
Nuvama Wealth Management Ltd. (Financials, Capital markets)	177,704	3,332,604
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	1,157,735	3,445,716
Shriram Finance Ltd. (Financials, Consumer finance)	302,096	3,309,431
State Bank of India (Financials, Banks)	348,801	3,754,675
		44,483,039
Malaysia: 0.46%
Public Bank Bhd. (Financials, Banks)	1,494,980	1,889,984
Mexico: 2.57%
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	17,401	2,227,154
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	102,690	2,233,157
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	373,814	4,308,913
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	406,018	1,817,288
		10,586,512
Peru: 1.16%
Cia de Minas Buenaventura SAA ADR (Materials, Metals & mining)	76,919	2,329,107
Credicorp Ltd. (Financials, Banks)	6,096	2,441,936
		4,771,043
Philippines: 0.50%
International Container Terminal Services, Inc. (Industrials, Transportation infrastructure)	131,944	2,071,988
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Advantage Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Poland: 1.37%
Budimex SA (Industrials, Construction & engineering)	16,181	$3,138,309
Powszechna Kasa Oszczednosci Bank Polski SA (Financials, Banks)	83,886	2,512,627
		5,650,936
Saudi Arabia: 1.44%
Al Rajhi Bank (Financials, Banks)	97,223	1,622,532
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	107,134	1,772,967
Saudi National Bank (Financials, Banks)	241,257	2,524,613
		5,920,112
Singapore: 0.46%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	191,600	1,888,622
South Africa: 2.37%
Absa Group Ltd. (Financials, Banks)	144,137	1,986,621
FirstRand Ltd. (Financials, Financial services)	643,705	3,849,723
Impala Platinum Holdings Ltd. (Materials, Metals & mining)	176,546	1,925,445
Pepkor Holdings Ltd. (Consumer discretionary, Specialty retail)144A	1,550,143	1,995,190
		9,756,979
South Korea: 16.72%
Hana Financial Group, Inc. (Financials, Banks)	37,358	3,229,189
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Commercial services & supplies)	13,891	1,764,191
Hyundai Motor Co. (Consumer discretionary, Automobiles)	14,932	3,956,336
KB Financial Group, Inc. (Financials, Banks)	25,029	2,929,313
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	67,900	2,118,285
Kia Corp. (Consumer discretionary, Automobiles)	19,224	1,733,240
Korea Investment Holdings Co. Ltd. (Financials, Capital markets)	10,824	1,528,065
KT Corp. ADR (Communication services, Diversified telecommunication services)	178,999	3,238,092
POSCO Holdings, Inc. (Materials, Metals & mining)	9,339	2,016,502
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	160,893	28,004,197
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	16,126	18,313,573
		68,830,983
Taiwan: 23.30%
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	84,000	1,430,829
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	332,000	5,665,412
ASMedia Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	93,000	3,735,551
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	75,000	3,689,821
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	381,000	2,909,699
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Taiwan(continued)
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	15,600	$1,933,895
Lite-On Technology Corp. ADR (Information technology, Technology hardware, storage & peripherals)	929,000	5,887,334
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	118,000	12,570,267
Nan Pao Resins Chemical Co. Ltd. (Materials, Chemicals)	190,000	1,802,853
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	735,000	54,364,450
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	11,700	1,904,848
		95,894,959
Thailand: 0.45%
WHA Corp. PCL (Real estate, Real estate management & development)	12,680,722	1,837,215
Turkey: 0.49%
TAV Havalimanlari Holding AS (Industrials, Transportation infrastructure)	350,489	1,999,626
United Arab Emirates: 1.19%
ADNOC Gas PLC (Energy, Oil, gas & consumable fuels)	3,167,100	2,842,245
Emirates NBD Bank PJSC (Financials, Banks)	250,570	2,057,981
		4,900,226
United Kingdom: 0.84%
Anglo American PLC (Materials, Metals & mining)	68,448	3,464,940
United States: 0.85%
Southern Copper Corp. (Materials, Metals & mining)	19,231	3,513,696
Total common stocks (Cost $241,604,934)		391,475,956

	Dividend rate
Preferred stocks: 1.89%
Brazil: 0.49%
Itau Unibanco Holding SA (Financials, Banks)	0.00	239,572	2,027,015
South Korea: 1.40%
LG Chem Ltd. (Materials, Chemicals)	1.43	18,339	1,509,214
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.25	33,895	4,259,413
			5,768,627
Total preferred stocks (Cost $4,062,536)			7,795,642
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Advantage Fund

Portfolio of investments—July 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.31%
Investment companies: 2.31%
Allspring Government Money Market Fund Select Class♠∞		3.59%	9,506,251	$9,506,251
Total short-term investments (Cost $9,506,251)				9,506,251
Total investments in securities (Cost $255,173,721)	99.31%			408,777,849
Other assets and liabilities, net	0.69			2,838,170
Total net assets	100.00%			$411,616,019

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,179,646	$133,663,139	$(131,336,534)	$0	$0	$9,506,251	9,506,251	$274,102
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund | 5

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2026, such fair value pricing was used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Emerging Markets Equity Advantage Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$18,161,733	$0	$0	$18,161,733
Chile	2,066,933	0	0	2,066,933
China	5,410,751	88,754,698	0	94,165,449
Greece	0	3,401,171	0	3,401,171
Hong Kong	0	2,372,711	0	2,372,711
Hungary	0	3,847,099	0	3,847,099
India	0	44,483,039	0	44,483,039
Malaysia	0	1,889,984	0	1,889,984
Mexico	10,586,512	0	0	10,586,512
Peru	4,771,043	0	0	4,771,043
Philippines	0	2,071,988	0	2,071,988
Poland	0	5,650,936	0	5,650,936
Saudi Arabia	1,772,967	4,147,145	0	5,920,112
Singapore	0	1,888,622	0	1,888,622
South Africa	0	9,756,979	0	9,756,979
South Korea	3,238,092	65,592,891	0	68,830,983
Taiwan	0	95,894,959	0	95,894,959
Thailand	0	1,837,215	0	1,837,215
Turkey	0	1,999,626	0	1,999,626
United Arab Emirates	0	4,900,226	0	4,900,226
United Kingdom	0	3,464,940	0	3,464,940
United States	3,513,696	0	0	3,513,696
Preferred stocks
Brazil	2,027,015	0	0	2,027,015
South Korea	0	5,768,627	0	5,768,627
Short-term investments
Investment companies	9,506,251	0	0	9,506,251
Total assets	$61,054,993	$347,722,856	$0	$408,777,849
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Markets Equity Advantage Fund
 | 7